SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On April 11, 2022, the Company issued 250,000 shares of restricted common stock to a consultant.

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements.

NOTE 10 - SUBSEQUENT EVENTS

On November 24, 2021, the Company filed a Certificate of Designation with the State of Nevada. Under the terms of the Certificate of Designation 59,270,000 were designated as Series F Preferred Stock. Each share of Series F Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock at any time by the holder. For so long as any shares of the Series F Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote one share on all matters submitted to a vote of the stockholders of the Corporation. The Series F Preferred Stock automatically converts to common stock after the shares of common stock closing market price is at least $0.20 for twenty (20) consecutive trading days. The Company has raised $2,963,750 from the sale of 59,270,000 shares of Series F Preferred Stock.

The Company has evaluated subsequent events through December 26, 2021, the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.